COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                 LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
                COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                   COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                  LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
                 (Each a "Fund" and collectively, the "Funds")
     Supplement to the Prospectuses dated May 1, 2005 (the "Prospectuses")


     This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.






































                                                                August 19, 2005

                LIBERTY VARIABLE INVESTMENT TRUST (the "Trust")
                  Columbia International Fund, Variable Series
                 Liberty Growth & Income Fund, Variable Series
                Colonial Strategic Income Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                   Columbia High Yield Fund, Variable Series
                  Liberty S&P 500 Index Fund, Variable Series


     The Funds listed above are referred to collectively as the "Funds." This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.



































                                                                August 19, 2005